Expenses by category	12 Months Ended
Dec. 31, 2023
Expenses by category [Abstract]
Expenses by category

15.Expenses by category

Research and development

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Operating expenses	33,198	41,166	44,289
Payroll expenses	19,499	17,548	16,465
Share-based compensation	1,909	1,622	1,528
Total research and development expenses	54,606	60,336	62,282

The decrease in 2023 is mainly driven by a decrease of CHF 5.8 million in direct R&D expenditures across various programs. This is partially offset by an increase of CHF 2.2 million in salaries and related costs, including share-based compensation expenses.

For the years ended December 31, 2023, 2022 and 2021, the Company had 115.4, 122.4 and 108.6 FTEs in our research and development functions.

General and administrative

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Operating expenses	4,729	6,207	7,031
Payroll expenses	7,755	7,874	8,281
Share-based compensation	2,821	1,708	2,598
Total general and administrative expenses	15,305	15,789	17,910

The decrease in 2023 compared with the prior year predominantly relates to a reduction of CHF 1.5 million across various cost centers. This is partially offset by an increase of CHF 1.1 million in share-based compensation expenses.

For the years ended December 31, 2023, 2022 and 2021, the Company had 26.2, 22.5 and 27.3 FTEs in our general and administrative functions.

Financial result, net

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Financial income	1,044	69	6,485
Financial expense	(176)	(355)	(581)
Exchange differences	(1,467)	393	113
Finance result, net	(599)	107	6,017

Our finance result primarily consists of interest expense associated with our short-term financial assets and lease liabilities as well as foreign currency exchange differences.

For the year ended December 31, 2023, the decrease in financial result, net relates primarily to unfavorable foreign currency exchange differences related to movement in the CHF versus foreign currencies, predominantly the US Dollar. This is partially offset by an increase in financial income, combined with a decrease in financial expense, due to the transition from negative to positive interest rates for our interest-bearing deposit accounts.